Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	¥ (10,090)	$ (1,469)	¥ (114,409)	¥ (77,931)
Net cash provided by investing activities	608	89	13,947	(96,663)
Net cash used in financing activities	(12,064)	(1,757)	450	(119,249)
Net (decrease)/increase in cash and cash equivalents	(22,406)	(3,262)	(103,467)	(314,490)
Cash and cash equivalents at beginning of year	438,608
Cash and cash equivalents at end of year	416,201	60,604	438,608
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	(1,712)	(249)	(1,642)	3,322
Net cash provided by investing activities	13,364	1,946	13,608	37,446
Net cash used in financing activities	(1,333)	(194)	(9,689)	(119,249)
Net (decrease)/increase in cash and cash equivalents	10,319	1,503	2,277	(78,481)
Cash and cash equivalents at beginning of year	4,349	633	2,072	80,553
Cash and cash equivalents at end of year	¥ 14,668	$ 2,136	¥ 4,349	¥ 2,072